Contingent liabilities and legal proceedings (Details) - EUR (€) € in Millions	Sep. 30, 2023	Oct. 31, 2019
Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Contested amount that counterparty claims that entity owes		€ 330
Vodafone Europe BV | Netherlands tax case
Contingent liabilities and legal proceedings - Conti
Contested amount that counterparty claims that entity owes	€ 267
Other provisions	€ 24